Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
EQUITY

5. EQUITY

On September 29, 2017, the Company filed a Certificate of Designation of Series C Preferred Stock with the Secretary of State of Nevada (the "Series C Certificate of Designation"). The Company authorized 7,000 shares of preferred stock as Series C Preferred Stock. The Company issued 7,000 shares of Series C Preferred Stock on September 29, 2017. All outstanding shares of Series C Preferred Stock were converted to common stock in April 2018. No shares of Series C Preferred Stock are outstanding as of September 30, 2020 and December 31, 2019, and no such shares may be re-issued.

On May 18, 2018, the Company appointed J. Mark Goode as the new President and Chief Executive Officer of the Company, effective May 18. 2018. He was also appointed a member and Chairman of the Board of Directors of the Company. The Company entered into an employment agreement on May 18, 2018 with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the employment agreement, Mr. Goode's annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the employment agreement related to the Company's performance and is subject to increases as set from time to time by the Board. Upon the execution of the employment agreement, Mr. Goode was issued 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share).

On May 31, 2019, the Company entered into amendment no. 1 to the Company's employment agreement with J. Mark Goode, the Company's chief executive officer and director. Pursuant to the amendment, the Company's obligation to issue additional shares of common stock as compensation to Mr. Goode was amended, such that, the Company issued to Mr. Goode and his designee 750,000 shares of common stock upon execution of the amendment, and the Company will have no further obligation to issue to Mr. Goode shares under the employment agreement. Mr. Goode would have been or will be required to return such 750,000 shares to the Company as follows:

●	Mr. Goode would have been required to return 500,000 of such shares to the Company if he was not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2020 (the second anniversary of the agreement); and

●	Mr. Goode will return 250,000 of such shares to the Company if he is not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2021 (the third anniversary of the agreement).

On May 31, 2019 the Company recorded the reclassification of the derivative liability of $2,162,408 for the issuance of these share to additional paid in capital and common stock. The Company recorded $687,003 for the additional value of the common stock for the vesting of the award during the year ended December 31, 2019. The Company recorded $622,107 for the additional value of the common stock for the vesting of the award during the nine months ended September 30, 2020. As of September 30, 2020 and December 31, 2019 the unvested amount of the awards was $278,482 and $900,589, respectively.

During the nine months ended September 30, 2020, 500,000 shares of common stock issued to Mr. Goode vested.

For the nine months ended September 30, 2020, the Company entered into and closed securities purchase agreements with accredited investors pursuant to which the Company issued and sold an aggregate of 717,000 shares of common stock for an aggregate purchase price of $3,585,000.

On April 7, 2020, the maturity date of outstanding notes held by Lyle Hauser was extended to June 30, 2020. See Note 3. In consideration for the extension of the maturity date of the notes, the Company issued to the designee of Lyle Hauser 33,000 shares of common stock. From April 1, 2020 to September 30, 2020, the Company repaid $73,382 of notes due to Lyle Hauser. As of September 30, 2020 the note balance has been repaid.

During the nine months ended September 30, 2020 the Company issued a total of 68,500 shares of common stock valued at $342,500 ($5.00 per share) to various consultant for consulting and business development.

During the nine months ended September 30, 2020 the Company issued a total of 9,000 shares of common stock valued at $42,750 ($4.75 per share) to a consultant for business development services.

During the nine months ended September 30, 2020 the Company issued a total of 22,500 shares of common stock valued at $106,875 ($4.75 per share) to the Company's three independent directors for services as directors.

On June 22, 2020, the Company issued, to a consultant for services, six-month warrants to purchase 30,000 shares of common stock with an exercise price of $0.01. The warrants were exercised and the Company recognized an expense of $149,700 ($5.00 per share), the current fair value for common stock.

On June 22, 2020, the Company issued to Niquana Noel, the Company's chief operating officer, for services provided, six-month warrants to purchase 50,000 shares of common stock, with an exercise price of $0.01. The warrants were exercised and the Company recognized an expense of $249,500 ($5.00 per share), the current fair value for common stock.

5. EQUITY

In January 2019, the Company adopted the Company's 2019 Equity Incentive Plan. 2,400,000 shares are available for awards under the plan. The plan was approved by the Company's stockholders in February 2019. As of December 31, 2019 and 2020 the Company has not issued any options pursuant to the plan.

On September 29, 2017, the Company filed a Certificate of Designation of Series C Preferred Stock with the Secretary of State of Nevada (the "Series C Certificate of Designation"). The Company authorized 7,000 shares of preferred stock as Series C Preferred Stock. The Company issued 7,000 shares of Series C Preferred Stock on September 29, 2017. All outstanding shares of Series C Preferred Stock were converted to common stock in April 2018. No shares of Series C Preferred Stock are outstanding as of December 31, 2019 and December 31, 2018, and no such shares may be re-issued.

On May 18, 2018, the Company appointed J. Mark Goode as the new President and Chief Executive Officer of the Company, effective May 18. 2018. He was also appointed a member and Chairman of the Board of Directors of the Company. The Company entered into an employment agreement on May 18, 2018 with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the employment agreement, Mr. Goode's annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the employment agreement related to the Company's performance and is subject to increases as set from time to time by the Board. Upon the execution of the employment agreement, Mr. Goode was issued 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share).

On April 3, 2018, the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged outstanding promissory notes of the Company in the aggregate principal amount of $518,225 (including accrued interest) held by Vantage for a new convertible promissory note of the Company in the principal amount of $518,225. The convertible note bore interest at the rate of 7% per year and was convertible into shares of common stock of the Company at a conversion price of $0.027.  The Company recorded a debt discount of $518,225 for the fair value of the beneficial conversion feature.

On April 3, 2018, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged outstanding promissory notes of the Company in the aggregate principal amount of $68,969 (including accrued interest) held by Mr. Hauser for a new convertible promissory note of the Company in the principal amount of $68,969. The convertible note bore interest at the rate of 7% per year and was convertible into shares of common stock of the Company at a conversion price of $0.0005. The Company recorded a debt discount of $68,696 for the fair value of the beneficial conversion feature.

On April 3, 2018, the Company issued an aggregate of 9,300,000 shares of common stock to Vantage upon the conversion of (i) $241,650 of Vantage's convertible note and (ii) 7,000 shares of Series C Preferred Stock. In connection with the conversion, Vantage waived any dividends owed to Vantage as the holder of the Series C Preferred Stock.

On April 6, 2018, the Company issued an aggregate of 9,000,000 shares of common stock upon the conversion of a convertible note in the principal amount (including accrued interest) of $243,000.

On June 29, 2018, a significant shareholder forgave the amounts owed under a debenture. The Company recorded a capital contribution of $19,999. The Company recorded a capital contribution of $35,294 during the year ended December 31, 2018 for the extinguishment of the derivative. See Note 6.

On June 29, 2018, two related parties forgave a total of $239,000 of accrued compensation. The amounts have been recorded as a capital contribution.

During the year ended December 31, 2018, the Company entered into subscription agreements with investors pursuant to which the Company sold an aggregate of 3,896,969 shares of the Company's common stock, for an aggregate purchase price equal to $1,866,667. The closing of these subscription agreements has occurred. Of the 3,896,969 common share issued, JMG Horseshoe, LLC, purchased 333,333 shares of common stock for a purchase price of $333,333. The managing member of JMG Horseshoe, LLC is J. Mark Goode, who is the Company's Chief Executive Officer.

On April 12, 2019, the Company entered into an exchange agreement with Vantage pursuant to which Vantage exchanged a portion of an outstanding promissory note of the Company held by Vantage, in the amount of $50,000, for 10,000 newly issued shares of common stock of the Company.

During the year ended December 31, 2019 the Company sold a total of 482,000 shares of common stock in private placements for $2,410,000 ($5.00 per share).

On May 3, 2019, the Company issued 20,000 shares of common stock valued at $100,000 ($5.00 per share) fair market value, pursuant to an investor relations agreement, and agreed to pay $2,500 per months for a variety of services, including investor and public relations assessment, marketing surveys, investor support, and strategic business planning. The agreement had an initial term of six months, and renewed automatically for one additional six month term. In August 2019 the agreement was amended such that no additional compensation will be owed for the renewal term.

On May 31, 2019, the Company entered into amendment no. 1 to the Company's employment agreement with J. Mark Goode, the Company's Chief Executive Officer and director. Pursuant to the amendment, the Company's obligation to issue additional shares of common stock as compensation to Mr. Goode was amended, such that, the Company issued to Mr. Goode and his designee 750,000 shares of common stock upon execution of the amendment, and the Company will have no further obligation to issue to Mr. Goode shares under the employment agreement. Mr. Goode will be required to return such 750,000 shares to the Company as follows:

●	Mr. Goode will return 500,000 of such shares to the Company if he is not serving as Chief Executive Officer of the Company pursuant to the employment agreement as of May 17, 2020 (the second anniversary of the agreement); and

●	Mr. Goode will return 250,000 of such shares to the Company if he is not serving as Chief Executive Officer of the Company pursuant to the employment agreement as of May 17, 2021 (the third anniversary of the agreement).

On May 31, 2019, the Company recorded the reclassification of the derivative liability of $2,162,408 for the issuance of these share to additional paid in capital and common stock. The Company recorded $687,003 for the additional value of the common stock for the vesting of the award during the year ended December 31, 2019. As of December 31, 2019 the unvested amount of the awards was $900,598.

On October 23, 2019, the Company issued 12,500 shares of common stock valued at $68,875 ($5.51 per share) fair market value, pursuant to a consulting agreement.